Acquisitions - Lonmin acquisition, consideration paid and related costs (Details) R in Millions		12 Months Ended
	Dec. 14, 2017 shares	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Jun. 10, 2019 ZAR (R) shares
Disclosure of detailed information about business combination [line items]
Acquisition related costs		R 140	R 139	R 448
Lonmin Ltd
Disclosure of detailed information about business combination [line items]
Initial offer, shares received per share tendered | shares	0.967
Shares issued in acquisition (in shares) | shares							290,394,531
Revenue contributed				11,188
Profit contributed				1,881
Equity instruments (290,394,531 ordinary shares)							R 4,307
Consideration		4,307					R 4,307
Acquisition related costs		R 437	R 8	R 284	R 117	R 28